Imperial Fund Mortgage Trust 2022-NQM5 ABS-15G

Exhibit 99.16

A&D Mortgage LLC

Cleared Loans

7/20/2022

Field Name	Loans With Discrepancy	Total Times Compared	% Variance
PropertyType	0	15	0.00%
TotalHousingExpensePITIA	0	15	0.00%
B1FirstName	0	15	0.00%
ApplicationDate	1	15	6.67%
MortgageOriginationChannel	0	15	0.00%
LTV	0	15	0.00%
LoanAmount	0	15	0.00%
PrimaryAppraisedPropertyValue	1	15	6.67%
Occupancy	0	15	0.00%
InterestRate	0	15	0.00%
PropertyZipCode	0	15	0.00%
DSCR	5	15	33.33%
QualifyingFICO	0	15	0.00%
LoanProgram	0	15	0.00%
NumberofUnits	0	15	0.00%
PropertyCounty	0	15	0.00%
PropertyState	0	15	0.00%
LoanPurpose	0	15	0.00%
AmortizationType	0	15	0.00%
NoteDate	0	15	0.00%
B1LastName	1	15	6.67%
PropertyAddress	0	15	0.00%
AllBorrowerTotalIncome	4	15	26.67%
CLTV	0	15	0.00%
FirstPaymentDate	0	15	0.00%
LoanOriginationCompanyLenderCreditor	0	15	0.00%
B1Citizen	1	15	6.67%
PropertyCity	0	15	0.00%
SalesPrice	0	15	0.00%
Total	13	435	2.99%